FINANCIAL INSTRUMENTS - Financial Assets and Liabilities by Categories (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 837	€ 606
Financial liabilities	3,131	3,173
Trade payables and fixed assets payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	653	754
Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,391	2,361
Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	87	58
At amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,044	3,115
At amortized cost | Trade payables and fixed assets payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	653	754
At amortized cost | Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,391	2,361
At amortized cost | Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
At Fair Value through Profit and loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	85	44
At Fair Value through Profit and loss | Trade payables and fixed assets payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
At Fair Value through Profit and loss | Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
At Fair Value through Profit and loss | Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	85	44
At Fair Value through OCI
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2	14
At Fair Value through OCI | Trade payables and fixed assets payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
At Fair Value through OCI | Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
At Fair Value through OCI | Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2	14
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	439	184
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	341	393
Other financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	57	29
At amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	442	184
At amortized cost | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	439	184
At amortized cost | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
At amortized cost | Other financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	3	0
At Fair Value through Profit and loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	40	29
At Fair Value through Profit and loss | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
At Fair Value through Profit and loss | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
At Fair Value through Profit and loss | Other financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	40	29
At Fair Value through OCI
Disclosure of detailed information about financial instruments [line items]
Financial assets	355	393
At Fair Value through OCI | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
At Fair Value through OCI | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	341	393
At Fair Value through OCI | Other financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 14	€ 0